Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 309,207,000.00
Previously Paid Amount	0.00
Total Fee Amount	42,701.49
Total Offset Amount	0.00
Net Fee	42,701.49
Narrative - Max Aggregate Offering Price	$ 309,207,000.00
Final Prospectus	true